ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 0.6%
2,026	Interpublic Group of Companies, Inc.	$66,088
715	Omnicom Group, Inc.	54,433
		120,521
	AEROSPACE & DEFENSE - 1.9%
48	Boeing Company(a)	7,144
58	General Dynamics Corporation	13,719
1,815	Howmet Aerospace, Inc.	61,928
515	Huntington Ingalls Industries, Inc.	109,561
71	L3Harris Technologies, Inc.	16,490
16	Lockheed Martin Corporation	6,914
29	Northrop Grumman Corporation	12,743
62	Raytheon Technologies Corporation	5,884
105	Teledyne Technologies, Inc.(a)	45,313
823	Textron, Inc.	56,993
40	TransDigm Group, Inc.(a)	23,792
		360,481
	APPAREL & TEXTILE PRODUCTS - 5.5%
46	NIKE, Inc., Class B	5,736
2,357	PVH Corporation	171,542
1,621	Ralph Lauren Corporation	169,135
2,789	Tapestry, Inc.	91,814
19,462	Under Armour, Inc., Class A(a)	298,936
17,511	Under Armour, Inc., Class C(a)	248,481
780	VF Corporation	40,560
		1,026,204
	ASSET MANAGEMENT - 1.3%
106	Ameriprise Financial, Inc.	28,142
13	BlackRock, Inc.	8,121
80	Charles Schwab Corporation (The)	5,306
2,336	Franklin Resources, Inc.	57,442
4,700	Invesco Ltd.	86,387
453	Raymond James Financial, Inc.	44,149
204	T Rowe Price Group, Inc.	25,100
		254,647

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	AUTOMOTIVE - 0.8%
284	Aptiv plc(a)	$30,218
2,753	BorgWarner, Inc.	101,392
862	Ford Motor Company	12,206
345	General Motors Company(a)	13,079
2	Tesla, Inc.(a)	1,742
		158,637
	BANKING - 3.1%
79	Bank of America Corporation	2,819
151	Citigroup, Inc.	7,280
930	Citizens Financial Group, Inc.	36,642
857	Comerica, Inc.	70,188
658	Fifth Third Bancorp	24,695
189	First Republic Bank	28,203
2,797	Huntington Bancshares, Inc.	36,781
12	JPMorgan Chase & Company	1,432
1,784	KeyCorporation	34,449
775	M&T Bank Corporation	129,145
63	PNC Financial Services Group, Inc. (The)	10,464
1,926	Regions Financial Corporation	39,907
165	Signature Bank	39,971
53	SVB Financial Group(a)	25,845
199	Truist Financial Corporation	9,622
216	US Bancorp	10,489
106	Wells Fargo & Company	4,625
1,391	Zions Bancorp	78,605
		591,162
	BEVERAGES - 1.0%
718	Brown-Forman Corporation, Class B	48,422
70	Coca-Cola Company (The)	4,523
117	Constellation Brands, Inc., Class A	28,793
1,595	Molson Coors Beverage Company, Class B	86,352
306	Monster Beverage Corporation(a)	26,218
29	PepsiCo, Inc.	4,980
		199,288

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BIOTECH & PHARMA - 1.8%
21	AbbVie, Inc.	$3,084
32	Amgen, Inc.	7,462
152	Biogen, Inc.(a)	31,531
78	Bristol-Myers Squibb Company	5,871
13	Eli Lilly & Company	3,798
207	Gilead Sciences, Inc.	12,283
722	Incyte Corporation(a)	54,121
7	Johnson & Johnson	1,263
55	Merck & Company, Inc.	4,878
112	Moderna, Inc.(a)	15,054
2,691	Organon & Company	87,000
74	Pfizer, Inc.	3,631
19	Regeneron Pharmaceuticals, Inc.(a)	12,523
62	Vertex Pharmaceuticals, Inc.(a)	16,940
7,161	Viatris, Inc.	73,973
54	Zoetis, Inc.	9,572
		342,984
	CABLE & SATELLITE - 0.6%
16	Charter Communications, Inc., Class A(a)	6,856
96	Comcast Corporation, Class A	3,817
3,321	DISH Network Corporation, Class A(a)	94,682
		105,355
	CHEMICALS - 3.2%
82	Air Products and Chemicals, Inc.	19,194
218	Albemarle Corporation	42,037
398	Avery Dennison Corporation	71,880
424	Celanese Corporation	62,303
443	CF Industries Holdings, Inc.	42,896
415	Corteva, Inc.	23,941
320	Dow, Inc.	21,280
324	DuPont de Nemours, Inc.	21,361
609	Eastman Chemical Company	62,526
121	Ecolab, Inc.	20,490
451	FMC Corporation	59,776

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CHEMICALS - 3.2% (Continued)
244	International Flavors & Fragrances, Inc.	$29,597
18	Linde PLC	5,615
246	LyondellBasell Industries N.V., Class A	26,083
615	Mosaic Company (The)	38,388
253	PPG Industries, Inc.	32,381
61	Sherwin-Williams Company	16,773
		596,521
	COMMERCIAL SUPPORT SERVICES - 1.0%
62	Cintas Corporation	24,630
171	Republic Services, Inc.	22,960
671	Robert Half International, Inc.	65,966
1,708	Rollins, Inc.	57,286
90	Waste Management, Inc.	14,800
		185,642
	CONSTRUCTION MATERIALS - 0.4%
101	Martin Marietta Materials, Inc.	35,776
214	Vulcan Materials Company	36,870
		72,646
	CONTAINERS & PACKAGING - 2.0%
4,868	Amcor PLC	57,734
356	Ball Corporation	28,893
1,230	International Paper Company	56,924
408	Packaging Corporation of America	65,757
1,400	Sealed Air Corporation	89,895
1,757	Westrock Company	87,024
		386,227
	DATA CENTER REIT - 0.2%
166	Digital Realty Trust, Inc.	24,256
20	Equinix, Inc.	14,382
		38,638
	DIVERSIFIED INDUSTRIALS - 1.0%
76	3M Company	10,961
266	Dover Corporation	35,458
101	Eaton Corporation PLC	14,647

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.0% (Continued)
169	Emerson Electric Company	$15,240
93	General Electric Company	6,933
38	Honeywell International, Inc.	7,353
67	Illinois Tool Works, Inc.	13,206
1,818	Pentair PLC	92,264
		196,062
	E-COMMERCE DISCRETIONARY - 0.4%
555	eBay, Inc.	28,816
465	Etsy, Inc.(a)	43,333
		72,149
	ELECTRIC UTILITIES - 5.4%
2,646	AES Corporation (The)	54,031
962	Alliant Energy Corporation	56,575
442	Ameren Corporation	41,062
190	American Electric Power Company, Inc.	18,831
1,712	CenterPoint Energy, Inc.	52,404
691	CMS Energy Corporation	47,465
309	Consolidated Edison, Inc.	28,657
1,098	Constellation Energy Corporation	65,013
159	Dominion Energy, Inc.	12,981
279	DTE Energy Company	36,560
104	Duke Energy Corporation	11,457
548	Edison International	37,697
367	Entergy Corporation	43,618
918	Evergy, Inc.	62,286
361	Eversource Energy	31,551
469	Exelon Corporation	21,940
792	FirstEnergy Corporation	34,302
64	NextEra Energy, Inc.	4,545
2,409	NRG Energy, Inc.	86,483
1,421	Pinnacle West Capital Corporation	101,175
1,685	PPL Corporation	47,702
399	Public Service Enterprise Group, Inc.	27,794
115	Sempra Energy	18,556

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRIC UTILITIES - 5.4% (Continued)
174	Southern Company (The)	$12,770
314	WEC Energy Group, Inc.	31,416
327	Xcel Energy, Inc.	23,956
		1,010,827
	ELECTRICAL EQUIPMENT - 2.9%
1,534	A O Smith Corporation	89,633
783	Allegion plc	89,450
237	AMETEK, Inc.	29,924
268	Amphenol Corporation, Class A	19,162
545	Carrier Global Corporation	20,857
766	Fortive Corporation	44,045
174	Generac Holdings, Inc.(a)	38,172
337	Johnson Controls International plc	20,176
223	Keysight Technologies, Inc.(a)	31,280
390	Otis Worldwide Corporation	28,408
114	Rockwell Automation, Inc.	28,804
44	Roper Technologies, Inc.	20,676
166	TE Connectivity Ltd.	20,713
169	Trane Technologies PLC	23,641
808	Trimble, Inc.(a)	53,894
		558,835
	ENGINEERING & CONSTRUCTION - 0.6%
430	Jacobs Engineering Group, Inc.	59,576
402	Quanta Services, Inc.	46,624
		106,200
	ENTERTAINMENT CONTENT - 2.7%
174	Activision Blizzard, Inc.	13,154
207	Electronic Arts, Inc.	24,436
1,786	Fox Corporation, Class A	64,010
2,696	Fox Corporation - Class B, CLASS B	89,615
1,342	Paramount Global, Class B	39,079
321	Take-Two Interactive Software, Inc.(a)	38,363
28	Walt Disney Company (The)(a)	3,126

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ENTERTAINMENT CONTENT - 2.7% (Continued)
13,547	Warner Bros Discovery, Inc.(a)	$245,877
		517,660
	FOOD - 3.3%
1,627	Campbell Soup Company	76,827
1,999	Conagra Brands, Inc.	69,825
374	General Mills, Inc.	26,453
144	Hershey Company (The)	32,511
633	Hormel Foods Corporation	33,163
486	J M Smucker Company	66,548
713	Kellogg Company	48,841
513	Kraft Heinz Company (The)	21,869
2,385	Lamb Weston Holdings, Inc.	157,649
375	McCormick & Company, Inc.	37,714
180	Mondelez International, Inc., Class A	11,606
390	Tyson Foods, Inc., Class A	36,332
		619,338
	GAS & WATER UTILITIES - 0.8%
207	American Water Works Company, Inc.	31,895
498	Atmos Energy Corporation	56,473
2,502	NiSource, Inc.	72,858
		161,226
	HEALTH CARE FACILITIES & SERVICES - 3.5%
200	AmerisourceBergen Corporation	30,258
16	Anthem, Inc.	8,031
1,134	Cardinal Health, Inc.	65,829
524	Catalent, Inc.(a)	47,453
214	Centene Corporation(a)	17,238
255	Charles River Laboratories International, Inc.(a)	61,585
55	Cigna Corporation	13,573
62	CVS Health Corporation	5,960
748	DaVita, Inc.(a)	81,061
39	HCA Healthcare, Inc.	8,367
887	Henry Schein, Inc.(a)	71,936
37	Humana, Inc.	16,449

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.5% (Continued)
100	IQVIA Holdings, Inc.(a)	$21,799
133	Laboratory Corp of America Holdings(a)	31,957
73	McKesson Corporation	22,602
152	Molina Healthcare, Inc.(a)	47,644
394	Quest Diagnostics, Inc.	52,733
4	UnitedHealth Group, Inc.	2,034
527	Universal Health Services, Inc., Class B	64,573
		671,082
	HEALTH CARE REIT - 0.6%
1,538	Healthpeak Properties, Inc.	50,462
640	Ventas, Inc.	35,552
241	Welltower, Inc.	21,885
		107,899
	HOME & OFFICE PRODUCTS - 0.9%
4,395	Newell Brands, Inc.	101,744
429	Whirlpool Corporation	77,872
		179,616
	HOME CONSTRUCTION - 2.2%
375	DR Horton, Inc.	26,096
912	Fortune Brands Home & Security, Inc.	64,980
444	Lennar Corporation, Class A	33,962
1,257	Masco Corporation	66,231
744	Mohawk Industries, Inc.(a)	104,949
11	NVR, Inc.(a)	48,138
1,630	PulteGroup, Inc.	68,069
		412,425
	HOTEL REITS - 0.4%
3,760	Host Hotels & Resorts, Inc.	76,516

	HOUSEHOLD PRODUCTS - 0.8%
398	Church & Dwight Company, Inc.	38,829
419	Clorox Company (The)	60,114
179	Colgate-Palmolive Company	13,792
54	Estee Lauder Companies, Inc. (The), Class A	14,259

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HOUSEHOLD PRODUCTS - 0.8% (Continued)
187	Kimberly-Clark Corporation	$25,961
18	Procter & Gamble Company (The)	2,890
		155,845
	INDUSTRIAL REIT - 0.2%
795	Duke Realty Corporation	43,526
54	Prologis, Inc.	8,656
		52,182
	INDUSTRIAL SUPPORT SERVICES - 0.5%
517	Fastenal Company	28,595
116	United Rentals, Inc.(a)	36,716
75	WW Grainger, Inc.	37,503
		102,814
	INFRASTRUCTURE REIT - 0.2%
34	American Tower Corporation, A	8,195
67	Crown Castle International Corporation	12,409
78	SBA Communications Corporation	27,075
		47,679
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
433	Bank of New York Mellon Corporation (The)	18,212
628	Cboe Global Markets, Inc.	70,951
48	CME Group, Inc.	10,528
24	Goldman Sachs Group, Inc. (The)	7,332
97	Intercontinental Exchange, Inc.	11,234
69	Morgan Stanley	5,561
192	Nasdaq, Inc.	30,215
378	Northern Trust Corporation	38,953
351	State Street Corporation	23,506
		216,492
	INSURANCE - 4.8%
371	Aflac, Inc.	21,251
204	Allstate Corporation (The)	25,814
324	American International Group, Inc.	18,957
48	Aon PLC, CLASS A	13,824
176	Arthur J Gallagher & Company	29,654

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSURANCE - 4.8% (Continued)
529	Assurant, Inc.	$96,214
3	Berkshire Hathaway, Inc., Class B(a)	968
787	Brown & Brown, Inc.	48,778
50	Chubb Ltd.	10,323
365	Cincinnati Financial Corporation	44,771
301	Everest Re Group Ltd.	82,688
921	Globe Life, Inc.	90,332
581	Hartford Financial Services Group, Inc. (The)	40,629
1,337	Lincoln National Corporation	80,421
946	Loews Corporation	59,447
72	Marsh & McLennan Companies, Inc.	11,642
257	MetLife, Inc.	16,880
786	Principal Financial Group, Inc.	53,558
134	Progressive Corporation (The)	14,386
209	Prudential Financial, Inc.	22,679
120	Travelers Companies, Inc. (The)	20,527
832	W R Berkley Corporation	55,320
146	Willis Towers Watson plc	31,370
		890,433
	INTERNET MEDIA & SERVICES - 0.8%
5	Booking Holdings, Inc.(a)	11,052
180	Expedia Group, Inc.(a)	31,455
392	Match Group, Inc.(a)	31,027
11	Meta Platforms, Inc., Class A(a)	2,205
17	Netflix, Inc.(a)	3,236
993	Twitter, Inc.(a)	48,676
188	VeriSign, Inc.(a)	33,594
		161,245
	LEISURE FACILITIES & SERVICES - 4.3%
727	Caesars Entertainment, Inc.(a)	48,186
2,973	Carnival Corporation(a)	51,433
14	Chipotle Mexican Grill, Inc.(a)	20,379
411	Darden Restaurants, Inc.	54,141
160	Domino’s Pizza, Inc.	54,080

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	LEISURE FACILITIES & SERVICES - 4.3% (Continued)
156	Hilton Worldwide Holdings, Inc.(a)	$24,225
862	Las Vegas Sands Corporation(a)	30,541
333	Live Nation Entertainment, Inc.(a)	34,925
102	Marriott International, Inc., Class A(a)	18,107
22	McDonald’s Corporation	5,482
1,194	MGM Resorts International	49,002
6,797	Norwegian Cruise Line Holdings Ltd.(a)	136,143
2,822	Penn National Gaming, Inc.(a)	103,200
728	Royal Caribbean Cruises Ltd.(a)	56,587
110	Starbucks Corporation	8,210
1,437	Wynn Resorts Ltd.(a)	101,280
223	Yum! Brands, Inc.	26,093
		822,014
	LEISURE PRODUCTS - 0.4%
844	Hasbro, Inc.	74,323

	MACHINERY - 2.0%
34	Caterpillar, Inc.	7,158
19	Deere & Company	7,173
318	IDEX Corporation	60,363
941	Ingersoll Rand, Inc.	41,366
323	Nordson Corporation	69,668
92	Parker-Hannifin Corporation	24,915
386	Snap-on, Inc.	82,022
249	Stanley Black & Decker, Inc.	29,917
689	Xylem, Inc.	55,465
		378,047
	MEDICAL EQUIPMENT & DEVICES - 4.4%
37	Abbott Laboratories	4,200
232	ABIOMED, Inc.(a)	66,486
171	Agilent Technologies, Inc.	20,395
69	Align Technology, Inc.(a)	20,004
294	Baxter International, Inc.	20,892
48	Becton Dickinson and Company	11,865

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.4% (Continued)
125	Bio-Rad Laboratories, Inc., Class A(a)	$64,008
138	Bio-Techne Corporation	52,397
350	Boston Scientific Corporation(a)	14,739
122	Cooper Companies, Inc.	44,047
18	Danaher Corporation	4,520
1,680	DENTSPLY SIRONA, Inc.	67,182
58	DexCom, Inc.(a)	23,698
130	Edwards Lifesciences Corporation(a)	13,751
9	Embecta Corporation(a)	274
715	Hologic, Inc.(a)	51,473
41	IDEXX Laboratories, Inc.(a)	17,650
60	Illumina, Inc.(a)1	17,799
33	Intuitive Surgical, Inc.(a)1	7,897
60	Medtronic PLC	6,262
22	Mettler-Toledo International, Inc.(a)	28,106
250	PerkinElmer, Inc.	36,653
105	ResMed, Inc.	20,997
182	Steris PLC	40,777
37	Stryker Corporation	8,927
165	Teleflex, Inc.	47,127
7	Thermo Fisher Scientific, Inc.	3,870
145	Waters Corporation(a)	43,938
89	West Pharmaceutical Services, Inc.	28,040
295	Zimmer Biomet Holdings, Inc.	35,621
38	Zimvie, Inc.(a)	855
		824,450
	METALS & MINING - 0.1%
269	Freeport-McMoRan, Inc.	10,908
185	Newmont Corporation	13,477
		24,385

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MULTI ASSET CLASS REIT - 0.5%
2,134	Vornado Realty Trust	$82,607

	OFFICE REIT - 0.3%
153	Alexandria Real Estate Equities, Inc.	27,870
367	Boston Properties, Inc.	43,159
51	Orion Office REIT, Inc.	684
		71,713
	OIL & GAS PRODUCERS - 2.4%
1,575	APA Corporation	64,465
15	Chevron Corporation	2,350
69	ConocoPhillips	6,591
1,635	Coterra Energy, Inc.	47,072
375	Devon Energy Corporation	21,814
286	Diamondback Energy, Inc.	36,102
111	EOG Resources, Inc.	12,960
28	Exxon Mobil Corporation	2,387
315	Hess Corporation	32,467
1,174	Kinder Morgan, Inc.	21,308
2,090	Marathon Oil Corporation	52,083
246	Marathon Petroleum Corporation	21,466
278	Occidental Petroleum Corporation	15,315
449	ONEOK, Inc.	28,435
287	Phillips 66	24,900
66	Pioneer Natural Resources Company	15,343
254	Valero Energy Corporation	28,316
705	Williams Companies, Inc. (The)	24,174
		457,548
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	20,132
698	Halliburton Company	24,863
338	Schlumberger N.V.	13,185
		58,180
	PUBLISHING & BROADCASTING - 1.5%
5,064	News Corporation, Class A	100,571

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	PUBLISHING & BROADCASTING - 1.5% (Continued)
9,561	News Corporation, Class B	$190,360
		290,931
	REAL ESTATE SERVICES - 0.1%
340	CBRE Group, Inc., Class A(a)	28,234

	RENEWABLE ENERGY - 0.4%
222	Enphase Energy, Inc.(a)	35,831
164	SolarEdge Technologies, Inc.(a)	41,067
		76,898
	RESIDENTIAL REIT - 0.8%
107	AvalonBay Communities, Inc.	24,340
308	Equity Residential	25,102
118	Essex Property Trust, Inc.	38,854
175	Mid-America Apartment Communities, Inc.	34,419
856	UDR, Inc.	45,548
		168,263
	RETAIL - CONSUMER STAPLES - 0.6%
7	Costco Wholesale Corporation	3,722
89	Dollar General Corporation	21,140
178	Dollar Tree, Inc.(a)	28,916
380	Kroger Company (The)	20,505
42	Target Corporation	9,603
450	Walgreens Boots Alliance, Inc.	19,080
15	Walmart, Inc.	2,295
		105,261
	RETAIL - DISCRETIONARY - 2.4%
336	Advance Auto Parts, Inc.	67,076
12	AutoZone, Inc.(a)	23,466
1,541	Bath & Body Works, Inc.	81,502
405	Best Buy Company, Inc.	36,422
548	CarMax, Inc.(a)	47,007
413	Genuine Parts Company	53,711
8	Home Depot, Inc. (The)	2,403
23	Lowe’s Companies, Inc.	4,548

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
29	O’Reilly Automotive, Inc.(a)	$17,590
321	Ross Stores, Inc.	32,026
195	TJX Companies, Inc. (The)	11,950
149	Tractor Supply Company	30,016
116	Ulta Beauty, Inc.(a)	46,029
		453,746
	RETAIL REIT - 1.6%
793	Federal Realty Investment Trust	92,829
2,516	Kimco Realty Corporation	63,730
361	Realty Income Corporation	25,039
1,139	Regency Centers Corporation	78,397
158	Simon Property Group, Inc.	18,644
		278,639
	SELF-STORAGE REIT - 0.3%
171	Extra Space Storage, Inc.	32,490
37	Public Storage	13,746
		46,236
	SEMICONDUCTORS - 2.3%
49	Advanced Micro Devices, Inc.(a)	4,190
75	Analog Devices, Inc.	11,579
63	Applied Materials, Inc.	6,952
6	Broadcom, Inc.	3,326
102	Intel Corporation	4,446
1,330	IPG Photonics Corporation(a)	125,658
55	KLA Corporation	17,559
27	Lam Research Corporation	12,576
327	Microchip Technology, Inc.	21,320
147	Micron Technology, Inc.	10,024
120	Monolithic Power Systems, Inc.	47,069
8	NVIDIA Corporation	1,484
103	NXP Semiconductors N.V.	17,603
525	Qorvo, Inc.(a)	59,735
28	QUALCOMM, Inc.	3,911
327	Skyworks Solutions, Inc.	37,049

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 2.3% (Continued)
465	Teradyne, Inc.	$49,039
33	Texas Instruments, Inc.	5,618
		439,138
	SOFTWARE - 3.2%
11	Adobe, Inc.(a)	4,355
455	Akamai Technologies, Inc.(a)	51,087
116	ANSYS, Inc.(a)	31,980
107	Autodesk, Inc.(a)	20,253
150	Cadence Design Systems, Inc.(a)	22,628
1,517	Ceridian HCM Holding, Inc.(a)	85,148
340	Cerner Corporation	31,838
686	Citrix Systems, Inc.	68,669
68	Fortinet, Inc.(a)	19,653
14	Intuit, Inc.	5,863
3	Microsoft Corporation	833
1,976	NortonLifeLock, Inc.	49,479
55	Oracle Corporation	4,037
162	Paycom Software, Inc.(a)	45,598
688	PTC, Inc.(a)	78,576
23	Salesforce, Inc.(a)	4,047
17	ServiceNow, Inc.(a)	8,128
66	Synopsys, Inc.(a)	18,928
134	Tyler Technologies, Inc.(a)	52,891
		603,991
	SPECIALTY FINANCE - 0.5%
40	American Express Company	6,988
124	Capital One Financial Corporation	15,453
276	Discover Financial Services	31,039
1,357	Synchrony Financial	49,951
		103,431
	SPECIALTY REITS - 0.3%
1,182	Iron Mountain, Inc.	63,509

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	STEEL - 0.1%
175	Nucor Corporation	$27,087

	TECHNOLOGY HARDWARE - 2.7%
7	Apple, Inc.	1,104
194	Arista Networks, Inc.(a)	22,421
62	Cisco Systems, Inc.	3,037
790	Corning, Inc.	27,800
380	F5, Inc.(a)	63,615
375	Garmin Ltd.	41,153
2,460	Hewlett Packard Enterprise Company	37,909
616	HP, Inc.	22,564
2,439	Juniper Networks, Inc.	76,876
104	Motorola Solutions, Inc.	22,224
563	NetApp, Inc.	41,240
521	Seagate Technology Holdings plc	42,743
1,352	Western Digital Corporation(a)	71,750
109	Zebra Technologies Corporation, Class A(a)	40,293
		514,729
	TECHNOLOGY SERVICES - 5.6%
12	Accenture PLC, Class A	3,604
48	Automatic Data Processing, Inc.	10,473
357	Broadridge Financial Solutions, Inc.	51,454
222	CDW Corporation/DE	36,226
214	Cognizant Technology Solutions Corporation, Class A	17,313
3,808	DXC Technology Company(a)	109,290
377	EPAM Systems, Inc.(a)	99,901
142	Equifax, Inc.	28,900
138	FactSet Research Systems, Inc.	55,682
179	Fidelity National Information Services, Inc.	17,748
149	Fiserv, Inc.(a)	14,590
204	FleetCor Technologies, Inc.(a)	50,902
135	Gartner, Inc.(a)	39,224
190	Global Payments, Inc.	26,026
63	International Business Machines Corporation	8,329

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY SERVICES - 5.6% (Continued)
356	Jack Henry & Associates, Inc.	$67,490
11	Kyndryl Holdings, Inc.(a)	131
597	Leidos Holdings, Inc.	61,795
196	MarketAxess Holdings, Inc.	51,668
8	Mastercard, Inc., Class A1	2,907
51	Moody’s Corporation	16,140
51	MSCI, Inc.	21,484
7,807	Nielsen Holdings plc	209,307
167	Paychex, Inc.	21,164
80	PayPal Holdings, Inc.(a)	7,034
17	S&P Global, Inc.	6,401
162	Verisk Analytics, Inc.	33,056
10	Visa, Inc., Class A	2,131
		1,070,370
	TELECOMMUNICATIONS - 0.5%
226	AT&T, Inc.	4,262
7,478	Lumen Technologies, Inc.	75,230
46	T-Mobile US, Inc.(a)	5,664
64	Verizon Communications, Inc.	2,963
		88,119
	TIMBER REIT - 0.2%
746	Weyerhaeuser Company	30,750

	TOBACCO & CANNABIS - 0.1%
187	Altria Group, Inc.	10,392
71	Philip Morris International, Inc.	7,100
		17,492
	TRANSPORTATION & LOGISTICS - 3.9%
2,890	Alaska Air Group, Inc.(a)	157,188
6,799	American Airlines Group, Inc.(a)	127,618
642	CH Robinson Worldwide, Inc.	68,148
327	CSX Corporation	11,229
1,314	Delta Air Lines, Inc.(a)	56,541
518	Expeditors International of Washington, Inc.	51,318

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION & LOGISTICS - 3.9% (Continued)
72	FedEx Corporation	$14,309
211	JB Hunt Transport Services, Inc.	36,049
49	Norfolk Southern Corporation	12,636
81	Old Dominion Freight Line, Inc.	22,690
906	Southwest Airlines Company(a)	42,328
20	Union Pacific Corporation	4,686
2,194	United Airlines Holdings, Inc.(a)	110,798
33	United Parcel Service, Inc., Class B	5,939
		721,477
	TRANSPORTATION EQUIPMENT - 0.6%
160	Cummins, Inc.	30,270
343	PACCAR, Inc.	28,486
597	Westinghouse Air Brake Technologies Corporation	53,677
		112,433
	WHOLESALE - CONSUMER STAPLES - 0.2%
224	Archer-Daniels-Midland Company	20,061
283	Sysco Corporation	24,191
		44,252
	WHOLESALE - DISCRETIONARY - 0.8%
273	Copart, Inc.(a)	31,026
1,538	LKQ Corporation	76,332
110	Pool Corporation	44,574
		151,932

	TOTAL COMMON STOCKS (Cost $20,682,490)	18,985,663

	TOTAL INVESTMENTS - 99.9% (Cost $20,682,490)	$18,985,663
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	20,537
	NET ASSETS - 100.0%	$19,006,200

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.